Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Putnam ESG Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Putnam ESG Core Bond ETF
Class Name	Putnam ESG Core Bond ETF
Trading Symbol	PCRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam ESG Core Bond ETF for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam ESG Core Bond ETF	$35	0.34%
[1]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Putnam ESG Core Bond ETF returned 4.36%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 4.06% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade and high-yield corporate credit positioning contributed to performance over the period, despite spread widening towards the end of the period amid geopolitical tensions.
↑
Commercial mortgage-backed securities (CMBS) allocations contributed to performance as the sector was resilient and exhibited less volatility over the period compared to other macro selloffs in the last several years.

There were no significant detractors from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	Since Inception (1/19/2023)
Putnam ESG Core Bond ETF (NAV)	4.36	3.46
Bloomberg U.S. Aggregate Index	4.06	3.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,961,375
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 2,300,336
Investment Company Portfolio Turnover	335.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$6,961,375
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	20
Total Management Fee Paid (based on a unitary fee)	$2,300,336
Portfolio Turnover Rate	335%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At a meeting held on March 26, 2026, the Board of Trustees of Putnam ETF Trust, on behalf of the Fund, approved a plan to liquidate and dissolve the Fund, upon recommendation by Putnam Investment Management, LLC, the Fund’s investment adviser.
The liquidation of the Fund is expected to occur on or about June 16, 2026 (the “Liquidation Date”), although the Fund may make dispositions of portfolio holdings prior to the Liquidation Date.
Effective as of the close of business on May 19, 2026, the Fund will no longer accept orders for the purchase of creation units, and effective as of the close of business on June 9, 2026, the Fund will no longer accept redemption orders. Trading for the Fund on NYSE Arca, Inc. will be suspended prior to market open on June 10, 2026.
When the Funds are in the process of liquidating their portfolios, which is anticipated to commence prior to June 10, 2026, the Funds will hold cash and securities that may not be consistent with the Funds’ investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documentshttps://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.